Document and Entity Information	Apr. 20, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001567094
Document Type	8-K/A
Document Period End Date	Apr. 20, 2024
Entity Registrant Name	CNH Industrial N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36085
Entity Tax Identification Number	98-1125413
Entity Address, Address Line One	Cranes Farm Road
Entity Address, Address Line Two	Basildon
Entity Address, City or Town	Essex
Entity Address, Postal Zip Code	SS14 3AD
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	2079 251964
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	CNH Industrial N.V. (“CNH”, or the “Company”) is filing this Current Report on Form 8-K/A to amend the Company’s Current Report on Form 8-K filed on April 22, 2024 (the “Original Form 8-K”) to disclose the employment agreement, dated as of June 21, 2024, entered into by the Company and Gerrit Marx (the “Employment Agreement”), in respect of Mr. Marx’s service as Chief Executive Officer effective as of July 1, 2024, as set forth in Item 5.02 below. As disclosed in the Original Form 8-K, the Company’s current Chief Executive Officer, Scott W. Wine, will continue in such role until July 1, 2024. There are no other changes to the information contained in the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, par value €0.01
Trading Symbol	CNH
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Notes due 2027
Trading Symbol	CNH27
Security Exchange Name	NYSE